Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Shareholders' Equity
10.	Shareholders’ Equity

Ordinary Shares

At December 31, 2018 and 2017, 203,333,333 ordinary shares, $0.0003 par value, were authorized for issuance, and 68,487,948 and 68,474,614 ordinary shares were issued and outstanding, respectively.

In January 2017, the Company issued a warrant to purchase 231,989 ordinary shares to an affiliate of the interim chief financial officer of Stealth BioTherapeutics Inc. at an exercise price of $1.38 per share. The warrant was fully vested as of December 31, 2017 and expires in January 2022. The Company recorded an expense of $156,983 within general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2017. In June 2018, the warrant was amended and restated to be treated as an option agreement under the Company’s 2006 Share Incentive Plan (the “2006 Plan).

The voting, dividend and liquidation rights of holders of ordinary shares are subject to and qualified by the rights, powers and preferences of holders of Series A preferred shares. The rights and preferences of ordinary shares are as follows:

Voting—Holders are entitled to one vote for each ordinary share held at all meetings of shareholders and written action in lieu of meetings; there is no cumulative voting.

Dividends—Holders are entitled to receive dividends, if and when declared by the board of directors. Cash dividends may not be declared or paid to holders until paid on Series A preferred shares in accordance with its terms. No dividends have been declared.

Liquidation—After payment to the holders of Series A preferred shares of its liquidation preference, the holders of ordinary shares are entitled to share in the Company’s assets available for distribution on a pro rata basis, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or upon the occurrence of a deemed liquidation event.

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2018:

2006 Share Incentive Plan	25,502,748
Conversion of Series A preferred shares	91,600,398
Conversion of Series A preferred shares warrant	216,667

Total	117,319,813